Derivative Financial Instruments and Hedge Accounting (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Derivative Financial Instruments by Type and Purpose of Derivatives
The tables below represent the derivative financial instruments by type and purpose of derivatives at March 31, 2025 and 2024.

	$		$		$		$		$		$
	At March 31, 2025
	Trading						Risk Management (1)
	Notional amounts		Assets		Liabilities		Notional amounts		Assets		Liabilities

	(In millions)
Interest rate derivatives		¥1,647,024,810		¥4,459,310		¥4,876,544		¥82,319,161		¥610,989		¥904,337
Futures		89,708,676		21,022		18,155		10,784,613		979		11,420
Listed Options		127,145,993		18,358		22,843		—		—		—
Forwards		39,526,819		258		1,918		—		—		—
Swaps		1,105,571,439		3,624,648		3,542,617		71,326,701		610,010		857,991
OTC Options		285,071,883		795,024		1,291,011		207,847		—		34,926
Currency derivatives		255,610,108		2,888,987		1,827,299		22,432,574		162,839		1,633,786
Futures		12,976		—		94		—		—		—
Listed Options		—		—		—		—		—		—
Forwards		119,480,108		935,964		1,103,594		8,511,080		57,888		153,892
Swaps		123,676,347		1,754,071		479,671		13,921,494		104,951		1,479,894
OTC Options		12,440,677		198,952		243,940		—		—		—
Equity derivatives		2,729,785		161,801		22,092		—		—		—
Futures		1,882,834		28,003		10,533		—		—		—
Listed Options		332,227		5,406		8,462		—		—		—
Forwards		250,439		119,372		180		—		—		—
Swaps		36,576		694		225		—		—		—
OTC Options		227,709		8,326		2,692		—		—		—
Commodity derivatives		175,113		5,652		4,384		—		—		—
Futures		85,473		1,807		1,796		—		—		—
Listed Options		—		—		—		—		—		—
Forwards		—		—		—		—		—		—
Swaps		84,608		3,771		2,525		—		—		—
OTC Options		5,032		74		63		—		—		—
Credit derivatives		3,349,082		23,438		34,816		—		—		—

Total derivative financial instruments		¥1,908,888,898		¥7,539,188		¥6,765,135		¥104,751,735		¥773,828		¥2,538,123

	$		$		$		$		$		$
	At March 31, 2024
	Trading						Risk Management (1)
	Notional amounts		Assets		Liabilities		Notional amounts		Assets		Liabilities

	(In millions)
Interest rate derivatives		¥1,605,292,805		¥5,800,416		¥6,767,410		¥68,026,939		¥622,922		¥919,304
Futures		120,819,693		15,729		34,583		12,514,178		1,856		833
Listed Options		143,990,400		28,161		12,567		—		—		—
Forwards		32,422,848		433		728		—		—		—
Swaps		1,032,971,282		4,871,182		4,870,581		55,302,412		621,066		883,197
OTC Options		275,088,582		884,911		1,848,951		210,349		—		35,274
Currency derivatives		237,338,471		3,273,460		1,754,088		20,877,091		130,459		2,250,866
Futures		11		—		185		—		—		—
Listed Options		—		—		—		—		—		—
Forwards		115,966,592		1,251,720		1,163,114		7,216,977		48,913		309,833
Swaps		110,747,232		1,832,664		327,555		13,660,114		81,546		1,941,033
OTC Options		10,624,636		189,076		263,234		—		—		—
Equity derivatives		3,386,924		50,587		145,501		—		—		—
Futures		2,069,970		13,497		30,860		—		—		—
Listed Options		667,923		19,943		27,585		—		—		—
Forwards		387,100		11		73,285		—		—		—
Swaps		25,202		79		589		—		—		—
OTC Options		236,729		17,057		13,182		—		—		—
Commodity derivatives		122,535		8,748		7,544		—		—		—
Futures		52,984		1,905		1,734		—		—		—
Listed Options		—		—		—		—		—		—
Forwards		—		—		—		—		—		—
Swaps		62,138		6,787		5,669		—		—		—
OTC Options		7,413		56		141		—		—		—
Credit derivatives		3,337,756		22,680		32,760		—		—		—

Total derivative financial instruments		¥1,849,478,491		¥9,155,891		¥8,707,303		¥88,904,030		¥753,381		¥3,170,170

(1)
Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the Group applies hedge accounting for certain fixed rate debt securities in issue, borrowings, and debt instruments at fair value through other comprehensive income (“FVOCI”) and net investments in foreign operations. Derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Schedule of Items Designated as Hedging Instruments
The tables below represent the amounts related to items designated as hedging instruments at March 31, 2025 and 2024.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2025			For the fiscal year ended March 31, 2025
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Interest rate risk
Interest rate swaps	Derivative financial instruments	¥9,345,733	¥121,920	¥420,524	¥(35,197)
Interest rate options	Derivative financial instruments	207,847	—	34,926	(3,758)

(1)
At March 31, 2025, the notional amount of interest rate swaps with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥8,247,877 million out of ¥9,345,733 million in total, and that of interest rate options with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥207,847 million, equal to the total notional amount.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2024			For the fiscal year ended March 31, 2024
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Interest rate risk
Interest rate swaps	Derivative financial instruments	¥9,668,621	¥123,466	¥669,733	¥(339,667)
Interest rate options	Derivative financial instruments	210,349	—	35,274	(18,543)

(1)
At March 31, 2024, the notional amount of interest rate swaps with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥8,478,975 million out of ¥9,668,621 million in total, and that of interest rate options with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥210,349 million, equal to the total notional amount.

The amounts related to items designated as hedged items at March 31, 2025 and 2024 were as follows:

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2025	For the fiscal year ended March 31, 2025
		Carrying amounts	Change in value used for calculating hedge ineffectiveness

		(In millions)
Interest rate risk
Debt instruments at FVOCI	Investment securities	¥810,009	¥43,785
Debt securities in issue	Debt securities in issue	8,195,943	(6,919)
Borrowings	Borrowings	120,304	1,492

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2024	For the fiscal year ended March 31, 2024
		Carrying amounts	Change in value used for calculating hedge ineffectiveness

		(In millions)
Interest rate risk
Debt instruments at FVOCI	Investment securities	¥789,990	¥(11,612)
Debt securities in issue	Debt securities in issue	8,163,340	358,163
Borrowings	Borrowings	135,120	10,912

Schedule of Hedges of Net Investments in Foreign Operations
The tables below represents the amounts related to items designated as hedging instruments at March 31, 2025 and 2024.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2025			For the fiscal year ended March 31, 2025
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥3,626,636	¥34,176	¥110,254	¥(14,745)
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	212,580	—	212,580	2,558

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2024			For the fiscal year ended March 31, 2024
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥3,479,863	¥18,991	¥306,775	¥(340,765)
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	329,985	—	329,985	(39,012)

Schedule of Items Designated as Hedging Items
The amounts related to items designated as hedged items for the fiscal years ended March 31, 2025 and 2024 were as follows:

	For the fiscal year ended March 31, 2025	At March 31, 2025
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve

	(In millions)
USD foreign operations	¥(18,370)	¥377,299
EUR foreign operations	(9,731)	300,761
THB foreign operations	25,100	104,381
Other foreign operations	15,188	103,639

Total	¥12,187	¥886,080

	For the fiscal year ended March 31, 2024	At March 31, 2024
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve

	(In millions)
USD foreign operations	¥189,332	¥395,670
EUR foreign operations	143,018	310,492
THB foreign operations	22,204	79,281
Other foreign operations	25,223	88,450

Total	¥379,777	¥873,893

Notional Amounts and Fair Value of Credit Derivatives by Purpose of Transactions	The tables below provide the notional amounts and the fair value of credit derivatives by purpose of transactions at March 31, 2025 and 2024.

	$		$		$		$		$		$
	At March 31, 2025
	Protection purchased						Protection sold
	Notional amounts		Assets		Liabilities		Notional amounts		Assets		Liabilities

	(In millions)
Managing the Group’s credit risk portfolio		¥1,816,129		¥1,382		¥29,453		¥1,305,660		¥19,620		¥2,192
Trading purposes		89,647		214		2,853		98,676		2,063		12
Facilitating client transactions		38,000		157		306		970		2		—

Total		¥1,943,776		¥1,753		¥32,612		¥1,405,306		¥21,685		¥2,204

	$		$		$		$		$		$
	At March 31, 2024
	Protection purchased						Protection sold
	Notional amounts		Assets		Liabilities		Notional amounts		Assets		Liabilities

	(In millions)
Managing the Group’s credit risk portfolio		¥1,826,583		¥1,289		¥29,773		¥1,444,296		¥21,198		¥2,168
Trading purposes		30,707		—		426		—		—		—
Facilitating client transactions		32,500		168		393		3,670		25		—

Total		¥1,889,790		¥1,457		¥30,592		¥1,447,966		¥21,223		¥2,168

Notional Amounts and Fair Value of Credit Derivative Portfolio by Type of Counterparty
The following table summarizes the notional amounts of the Group’s credit derivative portfolio by type of counterparty at March 31, 2025 and 2024.

	At March 31, 2025		At March 31, 2024
	Protection purchased	Protection sold	Protection purchased	Protection sold

	(In millions)
Banks and broker-dealers	¥1,943,776	¥1,405,306	¥1,889,790	¥1,447,966
Insurance and other financial guaranty firms	—	—	—	—

Total	¥1,943,776	¥1,405,306	¥1,889,790	¥1,447,966